Other Assets (Tables)	12 Months Ended
Mar. 31, 2023
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Summary of Other Assets
Other assets at March 31, 2023 and 2022 consisted of the following:

	At March 31,
	2023	2022
	(In millions)
Prepaid expenses	¥119,041	¥89,783
Accrued income	577,707	353,673
Receivables from brokers, dealers and customers for securities transactions	817,020	1,505,359
Cash collateral provided for derivative and other financial transactions	3,030,136	2,620,665
Retirement benefit assets	562,144	553,118
Security deposits	78,050	83,903
Others	983,104	857,406

Total other assets	¥6,167,202	¥6,063,907